Income Tax - Schedule of Income Tax Expense/(Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current Provision:
Domestic
Foreign			2,355,844
Deferred Provision/(Benefit):
Domestic
Foreign			(155,056)
Income tax expense	$ 1,847,059		$ 2,200,788